VIRTUS Stone Harbor Emerging Markets Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2024
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—95.0%
Argentina—2.5%
MSU Energy S.A. 144A 6.875%, 2/1/25(1)	$ 46	$ 37
YPF S.A.
144A 8.500%, 7/28/25(1)	39	38
144A 9.500%, 1/17/31(1)	75	75
RegS 8.500%, 7/28/25(2)	16	16
RegS 6.950%, 7/21/27(2)	67	59
		225

Brazil—7.3%
3R Lux S.a.r.l. 144A 9.750%, 2/5/31(1)	58	60
Ambipar Lux S.a.r.l. 144A 9.875%, 2/6/31(1)	47	47
Braskem Netherlands Finance B.V. 144A 5.875%, 1/31/50(1)	35	25
BRF S.A. 144A 5.750%, 9/21/50(1)	27	21
FS Luxembourg S.a.r.l. 144A 8.875%, 2/12/31(1)	45	45
Guara Norte S.a.r.l. 144A 5.198%, 6/15/34(1)	44	39
Iochpe-Maxion Austria GmbH 144A 5.000%, 5/7/28(1)	45	40
JBS USA LUX S.A. 4.375%, 2/2/52	51	37
MC Brazil Downstream Trading S.a.r.l. 144A 7.250%, 6/30/31(1)	37	34
Minerva Luxembourg S.A. 144A 4.375%, 3/18/31(1)	47	39
MV24 Capital B.V. 144A 6.748%, 6/1/34(1)	30	28
Petrobras Global Finance B.V. 6.900%, 3/19/49	33	32
Rumo Luxembourg S.a.r.l. 144A 4.200%, 1/18/32(1)	21	17
Samarco Mineracao S.A. 144A 9.500%, 6/30/31(1)	78	72
Simpar Europe S.A. 144A 5.200%, 1/26/31(1)	67	58
Suzano Austria GmbH 3.750%, 1/15/31	40	35
Usiminas International S.a.r.l. 144A 5.875%, 7/18/26(1)	31	31
		660

Chile—2.8%
ATP Tower Holdings LLC 144A 4.050%, 4/27/26(1)	114	106
Banco de Chile RegS 2.990%, 12/9/31(2)	50	43
Banco de Credito e Inversiones S.A. 144A 8.750%, 8/8/72(1)	42	43
Celulosa Arauco y Constitucion S.A. 144A 5.500%, 4/30/49(1)	34	29
	Par Value	Value

Chile—continued
Cencosud S.A.
144A 5.150%, 2/12/25(1)	$ 16	$ 16
144A 4.375%, 7/17/27(1)	11	10
		247

China—4.5%
Bank of China Ltd. RegS 5.000%, 11/13/24(2)	46	46
ENN Clean Energy International Investment Ltd. 144A 3.375%, 5/12/26(1)	54	51
Huarong Finance 2019 Co., Ltd. (SOFR + 1.512%) RegS 6.856%, 2/24/25(2)(3)	200	200
Tencent Holdings Ltd.
144A 2.390%, 6/3/30(1)	11	9
144A 3.240%, 6/3/50(1)	11	7
RegS 3.975%, 4/11/29(2)	93	88
		401

Colombia—4.1%
AI Candelaria Spain S.A.
144A 7.500%, 12/15/28(1)	21	20
144A 5.750%, 6/15/33(1)	54	42
Bancolombia S.A. 4.625%, 12/18/29	38	36
Ecopetrol S.A.
5.375%, 6/26/26	24	24
7.375%, 9/18/43	60	55
Geopark Ltd. 144A 5.500%, 1/17/27(1)	50	45
Gran Tierra Energy, Inc. 144A 9.500%, 10/15/29(1)	79	73
SierraCol Energy Andina LLC 144A 6.000%, 6/15/28(1)	81	70
		365

Ghana—2.0%
Kosmos Energy Ltd. RegS 7.750%, 5/1/27(2)	100	95
Tullow Oil plc 144A 7.000%, 3/1/25(1)	94	88
		183

Guatemala—1.4%
CT Trust 144A 5.125%, 2/3/32(1)	68	61
Investment Energy Resources Ltd. 144A 6.250%, 4/26/29(1)	66	63
		124

Hong Kong—4.0%
CK Hutchison International 21 Ltd. RegS 1.500%, 4/15/26(2)	57	53
Goodman HK Finance RegS 3.000%, 7/22/30(2)	200	169
See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024
($ reported in thousands)
	Par Value	Value

Hong Kong—continued
Standard Chartered plc
144A 6.301%, 1/9/29(1)	$ 65	$ 66
144A 2.678%, 6/29/32(1)	20	16
144A 6.097%, 1/11/35(1)	46	46
RegS 6.000%(2)(4)	13	13
		363

India—5.8%
Adani Electricity Mumbai Ltd. 144A 3.949%, 2/12/30(1)	82	71
Adani Green Energy Ltd. 144A 4.375%, 9/8/24(1)	73	72
Adani Ports & Special Economic Zone Ltd. RegS 3.375%, 7/24/24(2)	22	22
Adani Transmission Step-One Ltd. 144A 4.000%, 8/3/26(1)	19	18
Bharti Airtel Ltd. RegS 4.375%, 6/10/25(2)	12	12
Clean Renewable Power Mauritius Pte Ltd. 144A 4.250%, 3/25/27(1)	38	35
Greenko Dutch B.V. 144A 3.850%, 3/29/26(1)	48	45
JSW Hydro Energy Ltd. RegS 4.125%, 5/18/31(2)	40	35
Network i2i Ltd. 144A 5.650% (1)(4)	98	97
Reliance Industries Ltd.
144A 3.750%, 1/12/62(1)	26	18
RegS 3.625%, 1/12/52(2)	35	25
ReNew Wind Energy AP2 RegS 4.500%, 7/14/28(2)	24	22
Summit Digitel Infrastructure Ltd. RegS 2.875%, 8/12/31(2)	49	40
Vedanta Resources Finance II plc 144A 13.875%, 12/9/28(1)	13	12
		524

Indonesia—5.4%
Freeport Indonesia PT
RegS 5.315%, 4/14/32(2)	143	138
RegS 6.200%, 4/14/52(2)	19	18
Indika Energy Capital IV Pte Ltd.
144A 8.250%, 10/22/25(1)	5	5
RegS 8.250%, 10/22/25(2)	114	115
Indonesia Asahan Aluminium PT 144A 5.450%, 5/15/30(1)	33	32
Medco Maple Tree Pte Ltd. 144A 8.960%, 4/27/29(1)	37	38
Minejesa Capital B.V.
144A 4.625%, 8/10/30(1)	126	119
144A 5.625%, 8/10/37(1)	22	19
Star Energy Geothermal Darajat II 144A 4.850%, 10/14/38(1)	4	4
		488

Israel—2.8%
Altice Financing S.A. 144A 5.000%, 1/15/28(1)	25	22
	Par Value	Value

Israel—continued
Energean Israel Finance Ltd.
144A, RegS 4.875%, 3/30/26(1)(2)	$ 33	$ 31
144A, RegS 5.375%, 3/30/28(1)(2)	50	45
Leviathan Bond Ltd. 144A, RegS 6.750%, 6/30/30(1)(2)	35	32
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/1/26	134	124
		254

Kazakhstan—1.8%
KazMunayGas National Co. JSC RegS 3.500%, 4/14/33(2)	200	163
Macau—5.5%
Melco Resorts Finance Ltd.
144A 5.750%, 7/21/28(1)	26	24
RegS 5.625%, 7/17/27(2)	30	29
RegS 5.750%, 7/21/28(2)	41	38
RegS 5.375%, 12/4/29(2)	24	22
MGM China Holdings Ltd. RegS 5.875%, 5/15/26(2)	43	42
Sands China Ltd.
5.400%, 8/8/28	33	32
3.250%, 8/8/31	151	125
Studio City Co., Ltd. 144A 7.000%, 2/15/27(1)	23	23
Studio City Finance Ltd.
144A 6.000%, 7/15/25(1)	64	63
144A 5.000%, 1/15/29(1)	113	99
		497

Malaysia—2.6%
Gohl Capital Ltd. RegS 4.250%, 1/24/27(2)	200	191
Resorts World Las Vegas LLC RegS 4.625%, 4/6/31(2)	50	43
		234

Mexico—7.9%
Banco Mercantil del Norte S.A.
144A 6.750%(1)(4)	47	47
144A 7.500%(1)(4)	35	34
BBVA Bancomer S.A.
144A 5.125%, 1/18/33(1)	53	48
RegS 5.350%, 11/12/29(2)	26	26
Braskem Idesa SAPI 144A 6.990%, 2/20/32(1)	20	14
Buffalo Energy Mexico Holdings 144A 7.875%, 2/15/39(1)	44	47
Cemex SAB de C.V.
144A 5.125%(1)(4)	47	45
144A 9.125%(1)(4)	31	33
144A 3.875%, 7/11/31(1)	44	38
Cometa Energia S.A. de C.V. 144A 6.375%, 4/24/35(1)	19	19
Grupo Aeromexico SAB de C.V. 144A 8.500%, 3/17/27(1)	80	78

See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024
($ reported in thousands)
	Par Value	Value

Mexico—continued
Petroleos Mexicanos
6.625%, 6/15/35	$ 74	$ 55
7.690%, 1/23/50	39	27
Poinsettia Finance Ltd. RegS 6.625%, 6/17/31(2)	53	45
Sitios Latinoamerica SAB de C.V. 144A 5.375%, 4/4/32(1)	49	45
Sixsigma Networks Mexico S.A. de C.V. 144A 7.500%, 5/2/25(1)	38	36
Southern Copper Corp. 6.750%, 4/16/40	28	31
Tierra Mojada Luxembourg II S.a.r.l. 144A 5.750%, 12/1/40(1)	42	38
		706

Morocco—0.7%
OCP S.A.
144A 3.750%, 6/23/31(1)	45	38
144A 6.875%, 4/25/44(1)	23	22
		60

Nigeria—1.4%
Access Bank plc 144A 6.125%, 9/21/26(1)	56	51
Africa Finance Corp. 144A 2.875%, 4/28/28(1)	45	39
IHS Holding Ltd. 144A 6.250%, 11/29/28(1)	16	13
IHS Netherlands Holdco B.V. 144A 8.000%, 9/18/27(1)	29	26
		129

Oman —0.4%
Lamar Funding Ltd. 144A 3.958%, 5/7/25(1)	33	32
Peru—2.6%
Banco de Credito del Peru S.A. 144A 5.850%, 1/11/29(1)	65	66
Banco Internacional del Peru SAA Interbank RegS 4.000%, 7/8/30(2)	35	33
Inkia Energy Ltd. 144A 5.875%, 11/9/27(1)	91	89
Kallpa Generacion S.A. 144A 4.125%, 8/16/27(1)	43	41
		229

Philippines—2.2%
Royal Capital B.V. RegS 4.875% (2)(4)	200	199
Saudi Arabia—4.1%
Acwa Power Management & Investments One Ltd. 144A 5.950%, 12/15/39(1)	83	81
EIG Pearl Holdings S.a.r.l. 144A 3.545%, 8/31/36(1)	154	131
Greensaif Pipelines Bidco S.a.r.l. 144A 6.129%, 2/23/38(1)	21	21
	Par Value	Value

Saudi Arabia—continued
Saudi Arabian Oil Co.
144A 3.500%, 4/16/29(1)	$ 33	$ 31
144A 4.375%, 4/16/49(1)	53	43
TMS Issuer S.a.r.l. 144A 5.780%, 8/23/32(1)	61	62
		369

Singapore—2.2%
BOC Aviation Ltd. (3 month LIBOR + 1.300%) RegS 6.876%, 5/21/25(2)(3)	200	201
South Africa—3.8%
Anglo American Capital plc
144A 2.625%, 9/10/30(1)	8	7
RegS 2.625%, 9/10/30(2)	7	6
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(1)	95	94
Prosus N.V.
144A 3.832%, 2/8/51(1)	134	82
RegS 3.257%, 1/19/27(2)	42	39
RegS 3.680%, 1/21/30(2)	16	14
RegS 3.061%, 7/13/31(2)	38	31
Sasol Financing USA LLC 4.375%, 9/18/26	74	69
		342

South Korea—2.7%
LG Chem Ltd. RegS 2.375%, 7/7/31(2)	33	27
Shinhan Bank Co., Ltd. RegS 3.875%, 3/24/26(2)	49	47
Woori Bank
RegS 4.250%(2)(4)	122	120
RegS 4.750%, 4/30/24(2)	49	49
		243

Taiwan—1.0%
TSMC Arizona Corp.
3.875%, 4/22/27	18	17
4.125%, 4/22/29	19	18
TSMC Global Ltd.
RegS 1.375%, 9/28/30(2)	29	23
RegS 2.250%, 4/23/31(2)	39	33
		91

Tanzania—0.9%
HTA Group Ltd. 144A 7.000%, 12/18/25(1)	85	84
Thailand—1.9%
Bangkok Bank PCL 144A 3.733%, 9/25/34(1)	122	108
PTT Treasury Center Co., Ltd. 144A 4.500%, 10/25/42(1)	42	37

See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024
($ reported in thousands)
	Par Value	Value

Thailand—continued
Thaioil Treasury Center Co., Ltd. RegS 4.875%, 1/23/43(2)	$ 33	$ 29
		174

Turkey—2.8%
Akbank TAS 144A 5.125%, 3/31/25(1)	12	12
Aydem Yenilenebilir Enerji AS 144A 7.750%, 2/2/27(1)	51	49
Turkcell Iletisim Hizmetleri AS 144A 5.750%, 10/15/25(1)	69	68
Turkiye Garanti Bankasi AS 144A 7.177%, 5/24/27(1)	24	24
WE Soda Investments Holding plc 144A 9.500%, 10/6/28(1)	96	99
		252

Ukraine—0.9%
Metinvest B.V. 144A 7.750%, 10/17/29(1)	61	43
VF Ukraine PAT via VFU Funding plc 144A 6.200%, 2/11/25(1)(5)	45	38
		81

United Arab Emirates—5.0%
Abu Dhabi Crude Oil Pipeline LLC 144A 3.650%, 11/2/29(1)	24	23
Abu Dhabi National Energy Co. PJSC 144A 4.696%, 4/24/33(1)	76	74
DP World Ltd. 144A 4.700%, 9/30/49(1)	122	99
Galaxy Pipeline Assets Bidco Ltd. 144A 1.750%, 9/30/27(1)	45	42
MAF Global Securities Ltd. RegS 7.875% (2)(4)	200	208
		446

Vietnam—1.3%
Mong Duong Finance Holdings B.V. 144A 5.125%, 5/7/29(1)	126	120
Zambia—0.7%
First Quantum Minerals Ltd.
144A 6.875%, 3/1/26(1)	41	41
144A 8.625%, 6/1/31(1)	22	21
		62

Total Corporate Bonds and Notes (Identified Cost $8,543)		8,548

Total Long-Term Investments—95.0% (Identified Cost $8,543)		8,548

	Shares	Value
Short-Term Investment—1.7%
Money Market Mutual Fund—1.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.206%)(6)	147,878	$ 148
Total Short-Term Investment (Identified Cost $148)		148

TOTAL INVESTMENTS—96.7% (Identified Cost $8,691)		$8,696
Other assets and liabilities, net—3.3%		301
NET ASSETS—100.0%		$8,997

Abbreviations:
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
PJSC	Public Joint Stock Company
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2024, these securities amounted to a value of $4,964 or 55.2% of net assets.
(2)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)	Variable rate security. Rate disclosed is as of February 29, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	No contractual maturity date.
(5)	This Note was issued for the sole purpose of funding a leveraged loan between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(6)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
Mexico	8%
Brazil	7
India	6
Macau	6
Indonesia	6
United Arab Emirates	5
China	5
Other	57
Total	100%
† % of total investments as of February 29, 2024.

See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of February 29, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at February 29, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$8,548	$—	$8,548
Money Market Mutual Fund	148	148	—
Total Investments	$8,696	$148	$8,548
There were no securities valued using significant unobservable inputs (Level 3) at February 29, 2024.
There were no transfers into or out of Level 3 related to securities held at February 29, 2024.
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS BOND FUND NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.